Segment information - Disclosure of Reportable Segments Explanatory (Parenthetical) (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue		$ 909,006	[1]	$ 712,197
Corporate
Disclosure of operating segments [line items]
Revenue	[1]	(46,940)
Cannabis Operations | Corporate | Provincial Boards
Disclosure of operating segments [line items]
Revenue		$ (46,900)

[1]	The Company has eliminated $46.9 million of cannabis operations revenue and equal cost of sales associated with sales to provincial boards that are expected to be subsequently repurchased by the Company’s licensed retailer subsidiaries for resale, at which point the full retail sales revenue will be recognized. The elimination was recorded in the Corporate segment.